ORGANIZATION AND OPERATIONS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS	ORGANIZATION AND OPERATIONS
Nature of Business
Salarius Pharmaceuticals, Inc. (“Salarius” or the “Company”), together with its subsidiaries, Salarius Pharmaceuticals, LLC, Flex Innovation Group LLC, and TK Pharma, Inc., is a clinical-stage biopharmaceutical company that has been focused on developing effective treatments for patients with cancer with high, unmet medical need. Specifically, Salarius has been concentrated on developing treatments for cancers caused by dysregulated gene expression (i.e., genes which are incorrectly turned on or off). Salarius has two classes of drugs that address gene dysregulation: targeted protein inhibitors and targeted protein degraders. Salarius’ technologies have the potential to work in both liquid and solid tumors. Salarius’ current pipeline consists of two small molecule drugs: (1) SP-3164, a targeted protein degrader, and (2) seclidemstat (“SP-2577”), a targeted protein inhibitor. The Company is located in Houston, Texas. On August 8, 2023, the Company announced that it retained Canaccord Genuity, LLC to lead a comprehensive review of strategic alternatives focusing on maximizing stockholder value, including but not limited to, an acquisition, merger, reverse merger, divestiture of assets, licensing, or other strategic transactions involving the Company. In connection with the evaluation of strategic alternatives and in order to extend Company resources, the Company implemented multiple cost-savings plans to extend the Company’s expected cash runway into the later part of the second quarter of 2025.
On January 10, 2025, Salarius entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Decoy Therapeutics MergerSub I, Inc., a Delaware corporation and a wholly owned subsidiary of Salarius (“First Merger Sub”), Decoy Therapeutics MergerSub II, LLC, a Delaware limited liability company and wholly owned subsidiary of Salarius (“Second Merger Sub”), and Decoy. Pursuant to the Merger Agreement, and subject to the satisfaction and waiver of certain conditions set forth in the Merger Agreement, Salarius will combine with Decoy (the “Merger”) by causing First Merger Sub to be merged with and into Decoy, with Decoy surviving the merger as a wholly owned subsidiary of Salarius (the “First Merger”). Immediately following the First Merger, Decoy will merge with and into Second Merger Sub, with Second Merger Sub being the surviving entity and continuing under the name “Decoy Therapeutics, LLC” as a wholly owned subsidiary of Salarius. See Note 11, Subsequent Events, for further information.
Going Concern
Salarius has no products approved for commercial sale, has not generated any revenue from product sales to date and has suffered recurring losses from operations since its inception. The lack of revenue from product sales to date and recurring losses from operations since its inception raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying financial statements are prepared using accounting principles generally accepted in the United States applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern. Based on Salarius’ expected cash requirements, Salarius believes that there is substantial doubt that its existing cash and cash equivalents, will be sufficient to fund its operations through one year from the financial statements' issuance date. The Company may attempt to obtain additional capital through the sale of equity securities in one or more offerings or through issuances of debt instruments, and may also consider new collaborations or selectively partnering its technology. However, the Company cannot provide any assurance that it will be successful in accomplishing any of its plans.
If the Company is unable to consummate the Merger or obtain additional capital in the very near term, it will be forced to cease operations, liquidate its assets and pursue the winding down and dissolution of the Company.
Reverse Stock Splits
On June 14, 2024, the Company filed a Certificate of Amendment to the Company’s restated certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-8 reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “2024 Reverse Stock Split”) which became effective as of June 14, 2024.
On October 14, 2022, the Company filed a Certificate of Amendment to the Company’s restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-25 reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “2022 Reverse Stock Split” and together with the 2024 Reverse Stock Split, the “Reverse Stock Splits”) which became effective as of October 14, 2022.
All historical share and per share amounts reflected throughout this report have been adjusted to reflect the Reverse Stock Splits.